Loans and Borrowings - Additional Information (Detail) £ in Thousands, $ in Thousands										12 Months Ended
	Apr. 11, 2024 USD ($)	Mar. 18, 2024 GBP (£)	Jan. 11, 2024 USD ($)	Dec. 18, 2023 GBP (£)	Jul. 11, 2023 USD ($)	Jun. 16, 2023 GBP (£)	Jan. 09, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Jul. 01, 2022 USD ($)	Mar. 31, 2024 USD ($)	Jul. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Line of credit										$ 134,084
Line of credit [member] | UK [member]
Disclosure of detailed information about borrowings [line items]
Line of credit										37,875
Line of credit [member] | South Africa [member]
Disclosure of detailed information about borrowings [line items]
Line of credit										1,585
Line of credit [member] | North America [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit										55,000
Line of credit [member] | PHILIPPINES
Disclosure of detailed information about borrowings [line items]
Line of credit										15,000
Line of credit [member] | Global Services Private Limited [member]
Disclosure of detailed information about borrowings [line items]
Line of credit										$ 64,624
Line of credit [member] | North America [Member]
Disclosure of detailed information about borrowings [line items]
Fixed rate										1.65%
Proceeds from borrowings, classified as financing activities										$ 40,000
Long term loan for general corporate purposes [member]
Disclosure of detailed information about borrowings [line items]
Term loan facility amount											$ 80,000
Repayment of installment	$ 8,000		$ 8,000		$ 8,000		$ 8,000		$ 8,000
Long term loan for general corporate purposes [member] | Secured Overnight Financng Rate [Member]
Disclosure of detailed information about borrowings [line items]
Fixed rate											1.20%
Long Term Loan To Finance Acquisition Of The Smart Cube [Member]
Disclosure of detailed information about borrowings [line items]
Term loan facility amount								£ 83,000		$ 104,788
Repayment of installment | £		£ 8,300		£ 8,300		£ 8,300		£ 8,300
Long Term Loan To Finance Acquisition Of The Smart Cube [Member] | Sterling overnight index average [Member]
Disclosure of detailed information about borrowings [line items]
Fixed rate								1.25%